Note 5 - Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options and Warrants [Member]
Note 5 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,861,195	949,323
Preferred Stock 1 [Member]
Note 5 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,898,010